Financial and capital risk management - Financial counterparties' ratings (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Cash and cash equivalents
Disclosure of external credit grades [line items]
Credit exposure	$ 14,600	$ 14,258
Cash and cash equivalents | Aa1
Disclosure of external credit grades [line items]
Credit exposure	94	2,210
Cash and cash equivalents | Aa2
Disclosure of external credit grades [line items]
Credit exposure	384	363
Cash and cash equivalents | Aa3
Disclosure of external credit grades [line items]
Credit exposure	603	1,681
Cash and cash equivalents | A1
Disclosure of external credit grades [line items]
Credit exposure	4,124	2,812
Cash and cash equivalents | A2
Disclosure of external credit grades [line items]
Credit exposure	4,429	4
Cash and cash equivalents | A3
Disclosure of external credit grades [line items]
Credit exposure	1,034	5
Cash and cash equivalents | Baa1
Disclosure of external credit grades [line items]
Credit exposure		4
Cash and cash equivalents | Baa2
Disclosure of external credit grades [line items]
Credit exposure	19	1
Cash and cash equivalents | Ba1
Disclosure of external credit grades [line items]
Credit exposure		2,986
Cash and cash equivalents | Ba2
Disclosure of external credit grades [line items]
Credit exposure	2,551	4,189
Cash and cash equivalents | Ba3
Disclosure of external credit grades [line items]
Credit exposure	1,279
Cash and cash equivalents | Others
Disclosure of external credit grades [line items]
Credit exposure	83	3
Derivatives
Disclosure of external credit grades [line items]
Credit exposure	422	200
Derivatives | Aa1
Disclosure of external credit grades [line items]
Credit exposure		36
Derivatives | Aa2
Disclosure of external credit grades [line items]
Credit exposure	13	15
Derivatives | Aa3
Disclosure of external credit grades [line items]
Credit exposure	41	41
Derivatives | A1
Disclosure of external credit grades [line items]
Credit exposure	20	21
Derivatives | A2
Disclosure of external credit grades [line items]
Credit exposure	130	20
Derivatives | A3
Disclosure of external credit grades [line items]
Credit exposure	67	36
Derivatives | Ba1
Disclosure of external credit grades [line items]
Credit exposure	35
Derivatives | Ba2
Disclosure of external credit grades [line items]
Credit exposure	51	6
Derivatives | Ba3
Disclosure of external credit grades [line items]
Credit exposure	13
Derivatives | Others
Disclosure of external credit grades [line items]
Credit exposure	$ 52	$ 25